Average Annual Total Returns	12 Months Ended
Aug. 31, 2013
Vanguard Federal Money Market Fund | Vanguard Federal Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.01%
Five Years	0.59%
Ten Years	1.76%
Inception Date	Jul. 13, 1981
Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.04%
Five Years	0.68%
Ten Years	1.83%
Inception Date	Jun. 04, 1975
Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.11%
Five Years	0.80%
Ten Years	1.99%
Inception Date	Oct. 03, 1989
Citigroup 3-Month U.S. Treasury Bill Index | Vanguard Federal Money Market Fund | Vanguard Federal Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.07%
Five Years	0.44%
Ten Years	1.69%
Citigroup 3-Month U.S. Treasury Bill Index | Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.07%
Five Years	0.44%
Ten Years	1.69%
Citigroup 3-Month U.S. Treasury Bill Index | Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.07%
Five Years	0.44%
Ten Years	1.69%
U.S. Government Money Market Funds Average | Vanguard Federal Money Market Fund | Vanguard Federal Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	none
Five Years	0.35%
Ten Years	1.38%
Money Market Funds Average | Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	none
Five Years	0.44%
Ten Years	1.42%
Institutional Money Market Funds Average | Vanguard Prime Money Market Fund | Vanguard Prime Money Market Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.06%
Five Years	0.59%
Ten Years	1.71%